UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-2006
                                               ---------------------------------

Check here if Amendment |_|;      Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
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Address:  530 Fifth Avenue, 3rd Floor
          ----------------------------------------------------------------------
          New York, NY 10036
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-10409
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
          ----------------------------------------------------------------------
Phone:    (212) 302-9500
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                       2-13-2007
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  47
                                        -------------------

Form 13F Information Table Value Total:  $1,098,204
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          Form 13F INFORMATIONAL TABLE

NORTHROAD CAPITAL MANAGEMENT
13F WORKSHEET
QUARTER ENDED 9/30/06

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:        ITEM 7:              ITEM 8:
----------------------- --------------  ---------  ----------  -------- -------------------- ----------  ---------------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT       MANAGERS         VOTING AUTHORITY
                                         NUMBER      MARKET    PRINCIPAL     DISCRETION                  --------- --------- -------
                                                     VALUE      AMOUNT  ------- ----- ------               (A)       (B)      (C)
                                                     (000s)               (A)    (B)   (C)                 SOLE     SHARED    NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- -------------   ---------  ----------  --------  ------ ------ ------ ---------- --------- --------- -------
3M CO COM               FOREIGN COMMON  88579Y101  12,042        154,520    X                              91,567      62,953
ABN AMRO HLDG N V ADR   FOREIGN COMMON  000937102  31,463        981,690    X                              53,787     927,903
ACCENTURE LTD SHS CL    COMMON          G1150G111  13,839        374,741    X                             229,405     145,336
AMERICAN INTL GROUP I   FOREIGN COMMON  026874107  13,031        181,848    X                             102,509      79,339
ASTRAZENECA PLC ADR S   COMMON          046353108  22,910        427,820    X                              23,813     404,007
BARCLAYS PLC ADR        COMMON          06738E204  42,371        728,779    X                              40,315     688,464
BP P L C ADR SPONSORE   FOREIGN COMMON  055622104  21,703        323,448    X                              19,594     303,854
CADBURY SCHWEPPES PLC   FOREIGN COMMON  127209302  37,025        862,440    X                              48,851     813,589
CANON INC ADR           FOREIGN COMMON  138006309  33,060        584,195    X                              31,304     552,891
CITIGROUP INC COM       FOREIGN COMMON  172967101  17,409        312,547    X                             179,061     133,486
COCA COLA CO            COMMON          191216100  11,447        237,248    X                             145,442      91,806
CRH PLC ADR             COMMON          12626K203  27,754        653,043    X                              35,649     617,394
DANSKE BK A/S ADR       FOREIGN         236363107  19,489        877,869    X                              45,603     832,266
DIAGEO PLC ADR SPONSO   FOREIGN COMMON  25243Q205  40,347        508,724    X                              29,763     478,961
ENI S P A ADR SPONSOR   FOREIGN COMMON  26874R108  30,454        452,649    X                              25,786     426,863
EXXON MOBIL CORP COM    FOREIGN COMMON  30231G102  12,726        166,069    X                              94,371      71,698
FEDERAL NAT MORTGAGE    COMMON          313586109   8,669        145,971    X                              88,392      57,579
FRANCE TELECOM ADR SP   COMMON          35177Q105  30,430      1,098,551    X                              59,791   1,038,760
GENERAL ELEC CO         FOREIGN         369604103  11,876        319,164    X                             194,206     124,958
GLAXOSMITHKLINE PLC A   COMMON          37733W105  33,568        636,249    X                              36,941     599,308
HEINEKEN N V ADR        FOREIGN COMMON  423012202  29,880      1,257,812    X                              68,296   1,189,516
HSBC HLDGS PLC ADR SP   FOREIGN COMMON  404280406  37,377        407,827    X                              23,897     383,930
I B M                   FOREIGN COMMON  459200101  12,789        131,643    X                              83,093      48,550
ING GROEP N V ADR SPO   COMMON          456837103  32,698        740,283    X                              38,936     701,347
IRELAND BK ADR SPONSO   FOREIGN COMMON  46267Q103  34,998        379,710    X                              21,515     358,195
ISHARES TR MSCI EAFE            COMMON  464287465     258          3,530    X                                   -       3,530
JOHNSON & JOHNSON       FOREIGN COMMON  478160104  11,515        174,413    X                             102,778      71,635
LILLY, ELI AND COMPAN   COMMON          532457108   7,601        145,895    X                              91,088      54,807
MITSUBISHI UFJ FINL G   FOREIGN COMMON  606822104  25,339      2,035,280    X                             116,642   1,918,638
NESTLE S A ADR SPON R   COMMON          641069406  38,799        437,512    X                              25,554     411,958
NOKIA CORP ADR SPONSO   FOREIGN         654902204  26,292      1,293,917    X                              71,476   1,222,441
NOVARTIS AG SPONSORED   FOREIGN COMMON  66987V109  35,648        620,614    X                              35,400     585,214
ORACLE SYS CORP         FOREIGN COMMON  68389X105  13,001        758,538    X                             414,839     343,699
PFIZER INC              FOREIGN         717081103  12,597        486,352    X                             288,080     198,272
PROCTER & GAMBLE COMP   COMMON          742718109  11,890        185,007    X                             105,594      79,413
ROYAL DUTCH SHELL PLC   COMMON  COMMON  780259206  27,162        383,701    X                              22,439     361,262
SANOFI-AVENTIS ADR      COMMON          80105N105  35,023        758,560    X                              44,957     713,603
SHINSEI BANK LTD TOKY   FOREIGN         824631105  16,790      1,429,007    X                              77,620   1,351,387
SOCIETE GENERALE FRAN   FOREIGN COMMON  83364L109  30,988        913,676    X                              51,611     862,065
TARGET                  FOREIGN COMMON  87612E106   8,846        155,059    X                              87,600      67,459
TELECOM CORP NEW ZEAL   FOREIGN COMMON  879278208  15,263        566,963    X                              32,266     534,697
TESCO PLC ADR SPONSOR   FOREIGN COMMON  881575302  29,327      1,234,809    X                              64,362   1,170,447
TNT N V SPON ADR        FOREIGN         87260W101  18,960        440,119    X                              23,841     416,278
TOTAL FINA ELF S A AD   COMMON          89151E109  30,300        421,302    X                              24,205     397,097
UBS AG SHS              FOREIGN COMMON  H8920M855  26,838        444,860    X                              24,850     420,010
UNILEVER PLC ADR SPON   FOREIGN COMMON  904767704  38,872      1,397,254    X                              77,915   1,319,339
VODAFONE GROUP PLC NE   FOREIGN         92857W100  17,538        631,328    X                              34,275     597,053
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